Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Federal net operating loss carryforwards	$ 101,966,000
State net operating loss carryforwards	10,749,000
Foreign net operating loss carryforwards	22,182,000	$ 16,200,000
Deferred tax assets related to capitalized research expenses increased	$ 663,935
IRC Section 382 [Member]
Income Taxes [Line Items]
Ownership percentage	5.00%
Minimum [Member] | IRC Section 382 [Member]
Income Taxes [Line Items]
Ownership percentage	1.00%
Maximum [Member] | IRC Section 382 [Member]
Income Taxes [Line Items]
Ownership percentage	5.00%
Research Tax Credit Carryforward [Member] | Federal [Member]
Income Taxes [Line Items]
Credit carryforwards	$ 3,207,000
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Credit carryforwards	$ 5,124,000